Income Taxes Level 3 Income Taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the statutory U.S. federal tax provision and the reported tax provision is as follows (dollars in thousands):

Six Months Ended June 30, 2013

Income before income taxes	$36,938
Statutory U.S. income tax rate	35.0%

Statutory tax provision	$12,928
State taxes	1,231
Other	197
Total	$14,356

Effective income tax rate excluding discrete item	38.9%

Recognition of beginning deferred tax balances	$(68,666)

Income tax benefit with discrete item	$(54,310)

Effective income tax rate with discrete item	(147.0)%

Income Tax Provision (Benefit) [Table Text Block]
The income tax provision (benefit) shown in the Consolidated Statements of Operations includes the following (dollars in thousands):

Six Months Ended June 30, 2013

Current income tax provision (benefit)
Federal	$10,208
State	1,796
Foreign	—
Total current	$12,004

Deferred income tax provision (benefit)
Federal	$(60,745)
State	(5,569)
Foreign	—
Total deferred	$(66,314)
Income tax provision (benefit)	$(54,310)